Note 54 Deferred annual variable remuneration from previous years senior management (Details) - EUR (€) € in Thousands		Dec. 31, 2024 [2]	Dec. 31, 2023 [3]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	[1]	€ 1,963	€ 2,885
Deferred annual variable remuneration senior management in shares	[1]	434,759	642,015
Senior management [Member] | 2023 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	[1]	€ 576	€ 0
Deferred annual variable remuneration senior management in shares	[1]	98,636	0
Senior management [Member] | 2022 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	[1]	€ 526	€ 493
Deferred annual variable remuneration senior management in shares	[1]	125,129	122,566
Senior management [Member] | 2021 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	[1]	€ 490	€ 457
Deferred annual variable remuneration senior management in shares	[1]	119,207	116,528
Senior management [Member] | 2020 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	[1]	€ 56	€ 1,494
Deferred annual variable remuneration senior management in shares	[1]	14,340	289,020
Senior management [Member] | 2019 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	[1]	€ 314	€ 303
Deferred annual variable remuneration senior management in shares	[1]	77,447	77,447
Senior management [Member] | 2018 [Member]
Annual variable remuneration Deferred portion senior management [Line Items]
Deferred annual variable remuneration senior management in cash	[1]	€ 0	€ 139
Deferred annual variable remuneration senior management in shares	[1]	0	36,454

[1]	(3) 16 members as of December 31, 2024 and 15 members as of December 31, 2023, excluding executive directors in both cases.
[2]	(1) Deferred remuneration payable after 2024 year-end, including the update of its cash portion. Payment thereof to members of Senior Management who are beneficiaries will take place in 2025 in accordance with the remuneration policies applicable in each financial year and the vesting and payment rules set forth therein applicable to each member of Senior Management, based on when they became such a member:
•2023 Deferred AVR: the first payment of the Deferred STI is due to members of Senior Management.
•2022 Deferred AVR: the second payment is due to members of Senior Management.
•2021 Deferred AVR: the third payment is due to members of Senior Management, after having verified that no reduction had to be made according to the result of the multi-year performance indicators approved in 2021 by the Board of Directors.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, all members of Senior Management voluntarily waived the whole of their 2020 AVR. Without prejudice to the foregoing, the second payment of the deferred portion of a success bonus on the sale of BBVA USA is due to one member of Senior Management — an executive of BBVA USA at that time —.
•2019 Deferred AVR: the third and final payment is due to the members of Senior Management that are beneficiaries. In addition, the third and final payment of the deferred portion of a retention plan is payable to one member of Senior Management.

[3]
(2) Deferred remuneration which was payable after the 2023 year-end, including the update of its cash portion. Payment thereof to members of Senior Management who were beneficiaries took place in 2024 in accordance with the vesting and payment rules set forth in the remuneration policies applicable in each financial year:
•2022 Deferred AVR: in 2024, the first payment was made to members of Senior Management.
•2021 Deferred AVR: in 2024, the second payment was made to members of Senior Management.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, all members of Senior Management voluntarily waived the whole of their 2020 AVR. Without prejudice to the foregoing, in 2024 the deferred portion of a success bonus on the sale of BBVA USA was paid to two members of the Senior Management — who were executives of BBVA USA at that time —. In 2024, one of them received the whole of the deferred portion and the other one received the first payment of the deferred portion, in accordance with the vesting and payment rules set out in the remuneration policies applicable to each of them in that financial year.
•2019 Deferred AVR: in 2024, the second payment was made to the members of Senior Management who were beneficiaries. In addition, the second payment of the deferred portion of a retention plan was paid to a member of Senior Management.
•2018 Deferred AVR: in 2024, the third and final payment was made to the members of Senior Management who were beneficiaries.